Financing Receivables (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Past Due Financing Receivable
Total Past Due (> 90 days)	$ 82	[1]	$ 68	[1]
Current	22,250		23,469
Total Financing Receivables	22,332		23,537
Recorded Investment > 90 Days and Accruing	47		41
Troubled debt restructurings of financing receivables	0		0
Major Markets
Past Due Financing Receivable
Total Financing Receivables	15,751		17,325
Growth Markets
Past Due Financing Receivable
Total Financing Receivables	6,581		6,212
Lease receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	38	[1]	25	[1]
Current	7,607		8,970
Total Financing Receivables	7,645		8,996
Recorded Investment > 90 Days and Accruing	20		16
Lease receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	6	[1]	6	[1]
Current	5,696		6,789
Total Financing Receivables	5,702		6,796
Recorded Investment > 90 Days and Accruing	6		5
Lease receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	32	[1]	19	[1]
Current	1,911		2,181
Total Financing Receivables	1,943		2,200
Recorded Investment > 90 Days and Accruing	14		11
Loan receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	44	[1]	43	[1]
Current	14,643		14,499
Total Financing Receivables	14,687		14,542
Recorded Investment > 90 Days and Accruing	27		25
Loan receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	9	[1]	9	[1]
Current	10,040		10,520
Total Financing Receivables	10,049		10,529
Recorded Investment > 90 Days and Accruing	9		6
Loan receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	35	[1]	34	[1]
Current	4,603		3,979
Total Financing Receivables	4,639		4,012
Recorded Investment > 90 Days and Accruing	$ 18		$ 18

[1]	Does not include accounts that are fully reserved.